T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 83.9%			International Paper
			4.80%, 6/15/44	140	170
Banking 14.1%			Newmont
Banco Santander			5.45%, 6/9/44	95	133
3.80%, 2/23/28	200	219	Nucor
Bank of America, VR,			4.40%, 5/1/48	175	220
4.33%, 3/15/50 (1)	175	223	Southern Copper
Citigroup			5.25%, 11/8/42	110	140
4.60%, 3/9/26	110	128			1,179
Citigroup, VR,
3.887%, 1/10/28 (1)	100	114
Credit Suisse Group, VR,			Capital Goods 6.1%
4.194%, 4/1/31 (1)(2)	250	292	CRH America Finance
Goldman Sachs Group			4.50%, 4/4/48 (2)	350	388
4.75%, 10/21/45 (3)	175	233	L3Harris Technologies
HSBC Holdings			4.854%, 4/27/35	200	262
4.95%, 3/31/30	200	246	Lockheed Martin
HSBC Holdings			4.50%, 5/15/36	200	258
7.625%, 5/17/32	65	90	Martin Marietta Materials
JPMorgan Chase			4.25%, 12/15/47	205	231
5.625%, 8/16/43 (3)	105	152	Masco
JPMorgan Chase, VR,			4.50%, 5/15/47	190	207
3.882%, 7/24/38 (1)	230	275	Raytheon Technologies
Lloyds Banking Group			4.45%, 11/16/38	95	117
4.344%, 1/9/48	200	245	Vulcan Materials
M&T Bank, Series F, VR,			4.50%, 6/15/47	60	70
5.125% (1)(4)	160	167
Morgan Stanley, VR,					1,533
3.971%, 7/22/38 (1)	140	168
PNC Financial Services Group,			Communications 11.2%
Series S, VR,
5.00% (1)(3)(4)	185	197	AT&T
			4.50%, 3/9/48	310	364
Toronto-Dominion Bank, VR,
3.625%, 9/15/31 (1)	145	164	AT&T
			4.85%, 3/1/39	155	187
UniCredit			Charter Communications Operating
4.625%, 4/12/27 (2)	200	225	5.75%, 4/1/48	225	280
Wells Fargo Bank
6.60%, 1/15/38	250	370	Comcast
			3.90%, 3/1/38	295	353
		3,508	Comcast
			4.60%, 10/15/38	160	204
			Crown Castle International
Basic Industry 4.7%			4.75%, 5/15/47	85	107
Dow Chemical			Fox
4.80%, 5/15/49 (3)	90	107	5.476%, 1/25/39	70	93
Ecolab			RELX Capital
3.70%, 11/1/46	30	35	3.00%, 5/22/30	50	55
Gerdau Trade			Rogers Communications
4.875%, 10/24/27 (2)	200	219	3.70%, 11/15/49 (3)	125	142
International Paper			Rogers Communications
4.35%, 8/15/48	130	155	4.35%, 5/1/49	75	94

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Verizon Communications			CVS Health
4.522%, 9/15/48	110	144	4.125%, 4/1/40	60	70
Verizon Communications			CVS Health
5.25%, 3/16/37	315	427	5.05%, 3/25/48	245	318
Videotron			Hackensack Meridian Health
5.125%, 4/15/27 (2)	70	74	4.211%, 7/1/48	190	234
Vodafone Group			Kraft Heinz Foods
4.875%, 6/19/49	120	149	5.00%, 7/15/35	120	139
Vodafone Group			Tyson Foods
5.00%, 5/30/38	95	118	5.10%, 9/28/48	95	130
		2,791	West Virginia United Health System
			Obligated Group, Series 2018
			4.924%, 6/1/48	95	119
Consumer Cyclical 2.1%					3,086
AutoZone
4.00%, 4/15/30	60	72
Lennar			Electric 8.2%
4.75%, 11/29/27 (3)	255	291	American Transmission Systems
McDonald's			5.00%, 9/1/44 (2)	100	126
4.20%, 4/1/50	20	24	Appalachian Power
TJX			4.40%, 5/15/44	120	145
3.875%, 4/15/30	120	142	Appalachian Power
			6.375%, 4/1/36	165	218
		529	Berkshire Hathaway Energy
			6.125%, 4/1/36	160	229
Consumer Non-Cyclical 12.4%			Dominion Energy, Series F
AbbVie			5.25%, 8/1/33	95	121
4.25%, 11/21/49 (2)	135	164	Duke Energy
Altria Group			3.75%, 9/1/46	130	149
5.80%, 2/14/39 (3)	160	204	El Paso Electric
Anheuser-Busch InBev Worldwide			5.00%, 12/1/44	110	133
4.90%, 2/1/46	200	246	Kentucky Utilities
Anheuser-Busch InBev Worldwide			4.375%, 10/1/45	100	124
5.45%, 1/23/39	165	210	Louisville Gas & Electric
Becton Dickinson & Company			4.375%, 10/1/45	100	125
4.669%, 6/6/47	110	136	Pennsylvania Electric
Biogen			6.15%, 10/1/38	185	229
3.15%, 5/1/50	150	152	San Diego Gas & Electric
Bristol-Myers Squibb			4.10%, 6/15/49	55	67
5.25%, 8/15/43	85	121	Southern
Centra Health			4.25%, 7/1/36	230	262
4.70%, 1/1/48	190	219	Vistra Operations
Cigna			4.30%, 7/15/29 (2)	105	114
3.875%, 10/15/47	200	223			2,042
Cigna
4.80%, 8/15/38	145	181
Cigna			Energy 9.9%
4.80%, 7/15/46	115	151	Boardwalk Pipelines
CommonSpirit Health			4.45%, 7/15/27	165	179
4.187%, 10/1/49	65	69	Boardwalk Pipelines
			4.95%, 12/15/24	40	43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Cimarex Energy			Insurance 6.1%
3.90%, 5/15/27 (3)	65	67
Concho Resources			Anthem
3.75%, 10/1/27	55	60	4.375%, 12/1/47	255	319
Diamondback Energy			CNO Financial Group
4.75%, 5/31/25 (3)	100	110	5.25%, 5/30/25	140	159
Enbridge Energy Partners			Fidelity National Financial
7.375%, 10/15/45	50	74	4.50%, 8/15/28	100	114
Energy Transfer Operating			First American Financial
6.50%, 2/1/42	95	102	4.60%, 11/15/24	105	115
Eni, Series X-R			Liberty Mutual Group
4.75%, 9/12/28 (2)	200	231	4.85%, 8/1/44 (2)	200	238
Kinder Morgan Energy Partners			Principal Financial Group
6.95%, 1/15/38	95	127	6.05%, 10/15/36	125	172
NGPL PipeCo			Teachers Insurance & Annuity Assn.
4.875%, 8/15/27 (2)	90	99	of America
Plains All American Pipeline			4.90%, 9/15/44 (2)	110	139
4.50%, 12/15/26	30	32	UnitedHealth Group
Sabine Pass Liquefaction			3.125%, 5/15/60 (3)	100	109
4.20%, 3/15/28	175	192	UnitedHealth Group
Sabine Pass Liquefaction			6.875%, 2/15/38	95	153
5.00%, 3/15/27	65	74			1,518
Southern Natural Gas
4.80%, 3/15/47 (2)	225	253
Spectra Energy Partners			Natural Gas 1.2%
5.95%, 9/25/43	45	59	APT Pipelines
Suncor Energy			4.25%, 7/15/27 (2)	65	73
4.00%, 11/15/47	170	182	NiSource
Transcanada Trust, VR,			3.95%, 3/30/48	140	165
5.30%, 3/15/77 (1)(3)	120	121	Sempra Energy
Transcontinental Gas Pipe Line			4.00%, 2/1/48	50	57
4.60%, 3/15/48	145	171			295
Williams
4.85%, 3/1/48	30	35
Woodside Finance			Real Estate Investment Trusts 3.3%
3.70%, 9/15/26 (2)	64	69	Alexandria Real Estate Equities
Woodside Finance			4.90%, 12/15/30	70	89
3.70%, 3/15/28 (2)	170	181	Essex Portfolio
		2,461	4.50%, 3/15/48	130	166
			Life Storage
			4.00%, 6/15/29	80	90
Finance Companies 2.4%			National Retail Properties
Air Lease			4.80%, 10/15/48	125	143
3.625%, 12/1/27	190	189	VEREIT Operating Partnership
GE Capital International Funding			3.95%, 8/15/27	191	204
3.373%, 11/15/25	200	212	WP Carey
GE Capital International Funding			3.85%, 7/15/29	115	123
4.418%, 11/15/35	200	206			815
		607

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Technology 1.4%			District of Columbia 0.4%
Broadcom			Dist. of Columbia Water & Sewer
3.875%, 1/15/27	75	83	Auth. , Series D, 3.207%, 10/1/48	95	99
Fiserv					99
4.40%, 7/1/49	85	107
Micron Technology
4.663%, 2/15/30	130	151	Florida 1.7%
		341	Florida Dev. Finance, Nova
			Southeastern Univ. , Series B,
			4.109%, 4/1/50	125	128
Transportation 0.8%			Miami-Dade County Transit System,
Burlington Northern Santa Fe			Build America, Series B, 5.624%,
5.05%, 3/1/41	75	102	7/1/40	200	279
CSX			Miami-Dade County Water & Sewer
4.30%, 3/1/48	70	88	System, Series C, 3.49%, 10/1/42	25	27
		190			434

Total Corporate Bonds			Georgia 1.2%
(Cost $17,809)		20,895	Municipal Electric Auth. of Georgia,
			Build America, Vogtle Units, 6.655%,
FOREIGN GOVERNMENT OBLIGATIONS &			4/1/57	197	290
MUNICIPALITIES 1.6%					290

Owned No Guarantee 0.6%
Petroleos Mexicanos			Illinois 0.4%
5.50%, 6/27/44	175	137	Illinois Municipal Electric Agency,
			Build America, 6.832%, 2/1/35	75	105
		137
					105

Sovereign 1.0%
State of Qatar			Maryland 0.6%
4.40%, 4/16/50 (2)	200	260	Maryland Economic Dev. , Seagirt
			Marine Terminal, Series B, 4.75%,
		260	6/1/42	150	161
					161
Total Foreign Government Obligations &
Municipalities
(Cost $348)		397	Massachusetts 0.7%
			Massachusetts Bay Transportation
MUNICIPAL SECURITIES 11.0%			Auth. , Build America, 5.869%,
			7/1/40	115	161
California 1.6%					161
Bay Area Toll Auth. , Build America,
Series S3, 6.907%, 10/1/50	125	229
Regents of the Univ. of California
Medical Center, Build America,
Series F, 6.583%, 5/15/49	100	160
		389

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)

Michigan 1.7%			U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
Detroit City School Dist. , Qualified			MORTGAGE-BACKED) 0.3%
School Construction Bonds, GO,
6.645%, 5/1/29	300	414	U. S. Treasury Obligations 0.3%
			U. S. Treasury Bonds
		414	2.00%, 2/15/50 (3)	70	79
			Total U. S. Government Agency Obligations
Minnesota 0.7%			(Excluding Mortgage-Backed)
Western Minnesota Municipal Power			(Cost $80)		79
Agency, Series A, 3.156%, 1/1/39	150	169
		169	SHORT-TERM INVESTMENTS 0.5%

			Money Market Funds 0.5%
Texas 1.5%			T. Rowe Price Government Reserve
Central Texas Turnpike System,			Fund, 0.11% (5)(6)	131	131
Series C, 3.029%, 8/15/41	105	105	Total Short-Term Investments
Dallas/Fort Worth International			(Cost $131)		131
Airport, Series A, 2.994%, 11/1/38	80	83
Grand Parkway Transportation,
Series B, 3.236%, 10/1/52	50	53	SECURITIES LENDING COLLATERAL 4.5%
Texas Private Activity Bond Surface
Transportation, Series B, 3.922%,			Investments in a Pooled Account through Securities Lending
12/31/49	125	141	Program with State Street Bank and Trust Company 4.5%
			T. Rowe Price Short-Term Fund
		382	0.17% (5)(6)	112	1,124
			Total Investments in a Pooled Account through
Virginia 0.5%			Securities Lending Program with State Street
Virginia Commonwealth Univ. Health			Bank and Trust Company		1,124
System Auth. , Series A, 4.956%,			Total Securities Lending Collateral
1/1/44	105	136	(Cost $1,124)		1,124
		136

			Total Investments in Securities 101.8%
Total Municipal Securities			(Cost $21,888)		$25,366
(Cost $2,396)		2,740
			Other Assets Less Liabilities (1.8)%		(442)
			Net Assets 100%		$24,924

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,145 and represents 12.6% of net assets.
(3)	All or a portion of this security is on loan at August 31, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Seven-day yield
(6)	Affiliated Companies
GO	General Obligation
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

(Amounts In 000s)
SWAPS 0.7%
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.7%
Credit Default Swaps, Protection Sold 0.7%
Protection Sold (Relevant Credit: Markit CDX. NA. HY-S34, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit default, 6/20/25	1,395	95	(57)	152
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S34, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 6/20/25	3,900	72	19	53
Total Centrally Cleared Credit Default Swaps, Protection Sold				205
Total Centrally Cleared Swaps				205

Net payments (receipts) of variation margin to date				(199)
Variation margin receivable (payable) on centrally cleared swaps				$6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 5 U.S. Treasury Long Bond contracts	12/20	879	$(10)
Short, 20 U. S. Treasury Notes ten year contracts	12/20	(2,785)	4
Long, 17 Ultra U. S. Treasury Bonds contracts	12/20	3,755	(43)
Net payments (receipts) of variation margin to date			95
Variation margin receivable (payable) on open futures contracts			$46

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government Reserve Fund		$—		$—		$—
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	5/31/20	Cost		Cost		8/31/20
T. Rowe Price Government Reserve Fund	$203		¤	¤		$131
T. Rowe Price Short-Term Fund	938		¤	¤		1,124
Total						$1,255	^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,255.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INSTITUTIONAL LONG DURATION CREDIT FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 24,111	$ —	$ 24,111
Short-Term Investments	131	—	—	131
Securities Lending Collateral	1,124	—	—	1,124
Total Securities	1,255	24,111	—	25,366
Swaps	—	6	—	6
Futures Contracts	46	—	—	46
Total	$1,301	$ 24,117	$ —	$ 25,418

[1] Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U. S. Government Agency
Obligations (Excluding Mortgage-Backed).